Earnings Per Share - Summary of Basic and Diluted Net Income Per Share Attributable to Common Stockholders (Detail) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 03, 2018	Oct. 28, 2017	Nov. 03, 2018	Oct. 28, 2017	Feb. 03, 2018	Jan. 28, 2017	Jan. 30, 2016
Earnings Per Share [Abstract]
Weighted-average common shares outstanding, used for basic computation	135,018,238	88,442,052	110,162,167	88,363,302	88,385,864	88,163,992	87,869,243
Plus: Incremental shares of potentially dilutive securities	4,349,499	3,842,956	4,781,572		3,877,713	2,572,087	2,372,111
Weighted-average number of common and dilutive potential common shares outstanding	139,367,737	92,285,008	114,943,739	88,363,302	92,263,577	90,736,079	90,241,354